Statements of Cash Flows (USD $)	12 Months Ended			49 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Apr. 30, 2011
Cash flow used in operating activities
Net loss for the period	$ (2,987,687)	$ (210,191)	$ (140,425)	$ (3,479,708)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for mineral property claim cost		47,000		47,000
Non-cash interest expense, warrants	1,633,510			1,633,510
Impairment on mineral property	933,330			933,330
Accrued interest expenses	48,962	4,068		53,030
Loss on debt settlement	367,357			367,357
Discount on convertible notes	929,025			929,025
Change in derivative liability	(1,505,257)			(1,505,257)
Shares issuance for services fee	8,800			8,800
Changes in operating assets:
Prepaid expenses	(49,320)			(49,320)
Other receivable	(8,408)	(821)	(825)	(10,516)
Accounts Payable Related Party	25,278	120,612		195,890
Accounts Payable	43,978	29,119	55,528	84,134
Net cash used in operating activities	(560,432)	(10,213)	(85,722)	(792,725)
Cash flow provided (required) by investing activities
Purchase of mineral property	(250,000)			(250,000)
Net cash provided (required) by investing activities	(250,000)			(250,000)
Cash flow provided (required) by financing activities
Bank overdraft	(7)	7
Proceeds from related party loan	123,626		4,914	254,308
Repayments to related parties loan		(4,914)	(83,587)	(88,501)
Proceeds from convertible notes	950,020			950,020
Proceeds from short term loan		12,705		12,705
Stock issued for cash				177,400
Net cash provided (required) by financing activities	1,073,639	7,798	(78,673)	1,305,932
Foreign change on cash	50,380			50,380
Cash Increase (Decrease)	313,587	(2,415)	(164,395)	313,587
Cash, Beginning of period		2,415	166,810
Cash, End of period	313,587		2,415	313,587
Supplemental disclosure of cash flow information:
Interest			17,521	17,521
Income taxes
Supplemental disclosure of non-cash transactions:
Shares issuance for settlement of accounts payable, related parties	190,268			190,268
Shares issuance for settlement of accounts payable	27,908			27,908
Shares issuance for settlement of loan	12,704			12,704
Shares issuance for settlement of loan, related parties	47,106			47,106
Total	$ 277,986			$ 277,986